Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.19%
Aerospace & Defense–3.34%
Lockheed Martin Corp.	751,461	$321,715,484
Air Freight & Logistics–0.48%
C.H. Robinson Worldwide, Inc.	639,034	46,151,036
Automobile Manufacturers–0.58%
General Motors Co.	1,666,840	55,655,788
Automotive Retail–0.69%
O’Reilly Automotive, Inc.(a)	163,300	66,316,130
Biotechnology–0.74%
Gilead Sciences, Inc.	1,129,050	71,355,960
Brewers–0.77%
Anheuser-Busch InBev S.A./N.V. (Belgium)	985,915	74,384,978
Communications Equipment–2.36%
Motorola Solutions, Inc.	1,285,455	227,525,535
Computer & Electronics Retail–1.26%
Best Buy Co., Inc.	1,436,188	121,630,762
Consumer Finance–2.71%
Capital One Financial Corp.	2,617,685	261,244,963
Data Processing & Outsourced Services–1.35%
Mastercard, Inc., Class A	411,351	129,962,235
Distillers & Vintners–0.90%
Constellation Brands, Inc., Class A	460,958	86,798,391
Diversified Banks–5.18%
Danske Bank A/S (Denmark)	4,137,994	69,103,103
JPMorgan Chase & Co.	3,252,603	430,514,533
		499,617,636
Electric Utilities–1.32%
Duke Energy Corp.	1,298,588	126,781,146
Financial Exchanges & Data–3.15%
Intercontinental Exchange, Inc.	1,462,051	145,824,967
S&P Global, Inc.	538,253	158,101,053
		303,926,020
Gas Utilities–0.50%
UGI Corp.	1,154,365	48,010,040
Health Care Equipment–2.26%
Zimmer Biomet Holdings, Inc.	1,473,844	217,981,528
Health Care Services–0.35%
Laboratory Corp. of America Holdings(a)	194,351	34,089,165
Home Improvement Retail–2.18%
Home Depot, Inc. (The)	921,043	210,089,908
Homebuilding–0.93%
D.R. Horton, Inc.	1,520,639	90,021,829
Shares		Value
Household Products–4.36%
Church & Dwight Co., Inc.	935,230	$69,412,770
Procter & Gamble Co. (The)	2,815,393	350,854,276
		420,267,046
Industrial Conglomerates–2.05%
Honeywell International, Inc.	1,139,452	197,375,875
Industrial Machinery–0.57%
Stanley Black & Decker, Inc.	347,176	55,315,552
Industrial REITs–3.06%
Prologis, Inc.	3,176,235	295,008,707
Integrated Oil & Gas–2.46%
Suncor Energy, Inc. (Canada)	7,752,930	237,162,129
Integrated Telecommunication Services–1.97%
Verizon Communications, Inc.	3,186,610	189,412,098
Interactive Media & Services–6.04%
Alphabet, Inc., Class A(a)	150,151	215,133,350
Facebook, Inc., Class A(a)	1,815,440	366,555,490
		581,688,840
Internet & Direct Marketing Retail–6.08%
Amazon.com, Inc.(a)	192,183	386,041,836
Booking Holdings, Inc.(a)	109,060	199,639,783
		585,681,619
IT Consulting & Other Services–1.02%
Amdocs Ltd.	1,368,863	98,489,693
Life Sciences Tools & Services–1.52%
Thermo Fisher Scientific, Inc.	466,590	146,131,322
Managed Health Care–3.90%
UnitedHealth Group, Inc.	1,380,297	376,061,918
Multi-Sector Holdings–3.36%
Berkshire Hathaway, Inc., Class B(a)	1,444,180	324,117,317
Oil & Gas Equipment & Services–1.09%
Schlumberger Ltd.	3,136,477	105,103,344
Oil & Gas Storage & Transportation–1.40%
Magellan Midstream Partners L.P.	2,203,758	135,266,666
Other Diversified Financial Services–1.75%
Equitable Holdings, Inc.	7,010,256	168,386,349
Pharmaceuticals–6.55%
AstraZeneca PLC, ADR (United Kingdom)	3,947,006	192,219,192
Elanco Animal Health, Inc.(a)	4,572,914	141,303,043
Merck & Co., Inc.	3,485,797	297,826,496
		631,348,731
Property & Casualty Insurance–1.12%
Fidelity National Financial, Inc.	1,044,073	50,898,559
Progressive Corp. (The)	700,890	56,554,814
		107,453,373

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street Fund®

Shares		Value
Railroads–1.45%
Union Pacific Corp.	779,650	$139,884,803
Regional Banks–0.55%
SVB Financial Group(a)	218,892	52,606,314
Restaurants–0.88%
Starbucks Corp.	999,781	84,811,422
Semiconductor Equipment–2.05%
Applied Materials, Inc.	3,400,225	197,179,048
Semiconductors–3.17%
QUALCOMM, Inc.	2,020,250	172,347,528
Texas Instruments, Inc.	1,106,185	133,461,220
		305,808,748
Specialty Chemicals–0.57%
Ecolab, Inc.	281,560	55,216,732
Specialty Stores–1.12%
Ulta Beauty, Inc.(a)	402,069	107,718,306
Shares		Value
Systems Software–8.07%
Microsoft Corp.	4,566,607	$777,373,510
Trading Companies & Distributors–0.98%
Fastenal Co.	2,717,052	94,770,774
Total Common Stocks & Other Equity Interests (Cost $7,227,384,382)		9,462,898,770
Money Market Funds–1.48%
Invesco Government & Agency Portfolio,Institutional Class, 1.48% (Cost $142,648,739)(b)	142,648,739	142,648,739
TOTAL INVESTMENTS IN SECURITIES–99.67% (Cost $7,370,033,121)		9,605,547,509
OTHER ASSETS LESS LIABILITIES—0.33%		31,624,829
NET ASSETS–100.00%		$9,637,172,338
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$9,319,410,689	$143,488,081	$—	$9,462,898,770
Money Market Funds	142,648,739	—	—	142,648,739
Total Investments	$9,462,059,428	$143,488,081	$—	$9,605,547,509
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Main Street Fund®